CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 638		$ 233,098	$ (178,142)	$ 55,594
Balance, shares at Dec. 31, 2021	23,126,804
Net loss for the year	$ 0		0	(14,923)	(14,923)
Exercise of options		[1]	15	0	15
Exercise of options, shares	2,665
Share-based compensation	$ 0		1,527	0	1,527
Balance at Dec. 31, 2022	$ 638		234,640	(193,065)	42,213
Balance, shares at Dec. 31, 2022	23,129,469
Net loss for the year	$ 0		0	(27,238)	(27,238)
Issuance of shares and warrants through public offering, net of issuance costs	$ 74		11,468	0	11,542
Issuance of shares and warrants through public offering, net of issuance costs, shares	2,560,000
Issuance of shares and warrants through private placement from the controlling shareholder	$ 56		9,944	0	10,000
Issuance of shares and warrants through private placement from the controlling shareholder, shares	2,000,000
Exercise of options	$ 6		262	0	268
Exercise of options, shares	168,151
Share-based compensation	$ 0		1,859	0	1,859
Balance at Dec. 31, 2023	$ 774		258,173	(220,303)	$ 38,644
Balance, shares at Dec. 31, 2023	27,857,620				27,857,620
Net loss for the year	$ 0		0	(10,580)	$ (10,580)
Share-based compensation	0		786	0	786
Balance at Dec. 31, 2024	$ 774		$ 258,959	$ (230,883)	$ 28,850
Balance, shares at Dec. 31, 2024	27,857,620				27,857,620

[1]	less than $1 thousand